Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	52,819.50
Total Offset Amount	0.00
Net Fee	$ 52,819.50
Final Prospectus	true